Financial instruments - Increase (Decrease) to Net Earnings Before Tax (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Currency risk increase [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	$ (873)	$ (1,599)
Currency risk increase [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	2,711	(5,594)
Currency risk decrease [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	873	1,599
Currency risk decrease [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	(2,711)	5,594
Commodity price risk increase [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	(23,904)	(28,192)
Commodity price risk increase [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	(11,783)	(44,106)
Commodity price risk decrease [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	24,088	22,670
Commodity price risk decrease [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	7,207	47,777
$1.00 increase from initial share price of the equity swap
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	3,750	3,750
$1.00 decrease from initial share price of the equity swap | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	$ (3,750)	$ (3,750)